Document And Entity Information	Feb. 12, 2020
Document And Entity Information [Abstract]
Entity Registrant Name	ACADIA REALTY TRUST
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000899629
Document Period End Date	Feb. 12, 2020
Entity Emerging Growth Company	false
Entity File Number	1-12002
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	23-2715194
Entity Address, Address Line One	411 Theodore Fremd Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	914
Local Phone Number	288-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common shares of beneficial interest, par value $0.001 per share
Trading Symbol	AKR
Security Exchange Name	NYSE